Schedule of components of income tax (credit) expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Income tax (credit) expense	$ (200,287)	$ 9,420
Taiwan country [member]
IfrsStatementLineItems [Line Items]
Current income tax		640
Deferred tax	(165,355)	8,780
Hong kong country [member]
IfrsStatementLineItems [Line Items]
Deferred tax	$ (34,932)